Convertible note	12 Months Ended
Dec. 31, 2023
Convertible note
Convertible note

Note 12 – Convertible note

On June 29, 2023, the Company entered into a securities purchase agreement with Streeterville Capital, LLC (“Streeterville”), pursuant to which the Company issued the Investor an unsecured promissory note on June 29, 2023 in the original principal amount of $2,160,000 (the “Note”), convertible into ordinary shares of the Company, for $2,000,000 in gross proceeds. The transaction contemplated by the Purchase Agreement closed on June 29, 2023. The Note bears interest at a rate of 7% per annum compounding daily. Pursuant to the convertible note agreement, the conversion price is 80% the lower of: (i) the closing price on the trading day immediately preceding the date the redemption conversion price is measured; or (ii) the average closing price of the common shares for the five trading days immediately preceding the date the redemption conversion price is measured, but not lower than $1.2 (the “Floor Price”). All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company (the “Purchase Price Date”). The Note includes an original issue discount of $140,000 along with $20,000 for Streeterville’s fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Note. The Company may prepay all or a portion of the Note at any time by paying 105% of the outstanding balance elected for pre-payment. For the year ended December 31, 2023, the Note were partially converted into 339,183 common shares of the Company The fair value of the Note immediately prior to conversion was assessed at $438,000. The fair value of the Note was $1,727,694 as of December 31, 2023. For the year ended December 31, 2023, the Company recognized a loss of change in fair value of convertible note of $165,704. Due to the significant drop in market price, Streeterville and the Company reached a forbearance agreement on January 12, 2024. Pursuant to the forbearance agreement, the Company shall compensate $180,247 to Streeterville. As of January 12, 2024, the outstanding balance remaining under this convertible note was $1,982,717.

The Company has elected to recognize the convertible note at fair value and therefore there was no further evaluation of embedded features for bifurcation. The Company engaged third party valuation firm to perform the valuation of convertible note. The fair value of the convertible note is calculated using the Scenario-based Discounted Cash Flows with Monte Carlo Simulation Model (the "Monte Carlo Model”). The major assumptions used in the Monte Carlo Model are as follows:

	June 29, 2023	December 31, 2023
Risk-free interest rate	5.419%	4.77%
Expected life	1 year	0.5 year
Share price	$2.68	$1.19
Volatility	142%	135%